Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000072947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 11,867	$ 13,962	$ 12,923	$ 13,211	$ 16,744	$ 15,256	$ 17,594	$ 21,137	$ 23,935	$ 26,921
C000072944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425		11,156	13,092	12,090	12,325	15,585	14,165	16,295	19,527	22,053	24,744
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Lipper Alternative Long Short Equity Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Alternative Long/Short Equity Funds Classification Average
Equity Long Short Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Long/Short Blended Benchmark
Accumulated Value	$ 10,000		$ 11,131	$ 12,703	$ 13,061	$ 15,204	$ 18,538	$ 16,910	$ 18,994	$ 22,815	$ 25,729	$ 29,563